Lease Arrangements - Schedule of Future Minimum Lease Payments of Non - Cancellable Operating Lease Commitments (Detail)	Dec. 31, 2018 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
The future minimum lease payments of non-cancellable operating lease commitments	$ 599,393
Not Later than One Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
The future minimum lease payments of non-cancellable operating lease commitments	493,534
Later than One Year and not Later than Five Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
The future minimum lease payments of non-cancellable operating lease commitments	$ 105,859